Label	Element	Value
Pacific Capital Tax-Free Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pacific Capital Tax-Free Securities Fund (the “Tax-Free Securities Fund” or the “Fund”) seeks high current income that is exempt from federal and Hawaii income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell Class Y shares of the Fund.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended April 30, 2022, the portfolio turnover rate of the Fund was 14
% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in investment grade municipal obligations — debt securities that pay interest which, in the opinion of counsel to the issuer, is exempt from both federal income tax and the federal alternative minimum tax. This is a non-fundamental investment policy that may be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund generally only acquires municipal obligations that are rated “investment grade” at the time of purchase, which means they are rated in one of the top four categories by a nationally recognized statistical rating organization, or unrated obligations that the Adviser determines are of comparable quality. The Fund normally invests not less than 50% of its net assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax. However, there may be extended periods of time when the Fund will invest less than 50% of its net assets in Hawaiian municipal obligations due to a lack of supply. The Fund may also invest in other kinds of debt instruments issued by domestic issuers.

The Fund focuses on maximizing tax exempt income consistent with prudent investment risk. It varies the average maturity of its investment portfolio from time to time in response to actual and expected interest rate movements as well as other market and economic conditions. The Fund is non-diversified, which means that the Fund may invest most of its assets in securities issued by or representing a small number of issuers. No maturity limitations apply to the Fund’s investment portfolio, and the average maturity of its portfolio can vary significantly. The Adviser monitors the Fund’s portfolio performance and reallocates the Fund’s assets in response to actual and expected market and economic changes.

This Fund is intended for investors who seek income that is exempt from federal and Hawaii income tax, a high level of liquidity, and professional portfolio management. This Fund is not intended for investors who seek high stability of principal, income that is not subject to any federal alternative minimum tax, or significant capital appreciation. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in investment grade municipal obligations — debt securities that pay interest which, in the opinion of counsel to the issuer, is exempt from both federal income tax and the federal alternative minimum tax.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund, or the Fund could underperform other investments. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

●
Credit Risk:
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as the payment of interest or principal on a debt security).

●
Geographic Concentration Risk:
From time to time, the Fund may invest a substantial amount of its assets in issuers located in Hawaii. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that geographic region will have a significant impact on its investment performance.

●
Interest Rate Risk:
The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value.

●	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

●
Management Risk:
As with any managed fund, the Adviser may not be successful in selecting the best performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

●
Market Risk:
The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

●
Municipal Securities Risk:
The amount of public information available about municipal securities is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Adviser than that of an equity fund or taxable bond fund. The Fund invests significantly in municipal obligations of issuers located in Hawaii. The values of shares of the Fund therefore will be affected by economic and political developments in Hawaii.

●
Non-Diversification Risk:
The Fund is “non-diversified” and, therefore, may invest a greater percentage of its assets in the securities of a single issuer than mutual funds that are classified as “diversified.” A fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

●
Prepayment Risk:
The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

●
Rating Agency Risk:
Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely credit ratings in response to subsequent events. In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

●	Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund, or the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is “non-diversified” and, therefore, may invest a greater percentage of its assets in the securities of a single issuer than mutual funds that are classified as “diversified.” A fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for 1 year, 5 years and 10 years compare with the Bloomberg Barclays Capital Hawaii Municipal Bond Index. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Funds’ website at
https://www.boh.com/personal/mutual-funds
or by calling the Funds toll-free at (888) 678-6034.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for 1 year, 5 years and 10 years compare with the Bloomberg Barclays Capital Hawaii Municipal Bond Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 678-6034
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.boh.com/personal/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year-to-Date Total Return as of June 30, 2022 : (7.37) % During the periods shown in the chart:
Best Quarter	Worst Quarter
3.09%	(3.45) %
(September 30, 2011 )	(December 31, 2016 )

Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(7.37%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.45%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the period ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Pacific Capital Tax-Free Securities Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.32%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.12%	[1]
1 Year	rr_ExpenseExampleYear01	$ 12
3 Years	rr_ExpenseExampleYear03	83
5 Years	rr_ExpenseExampleYear05	160
10 Years	rr_ExpenseExampleYear10	$ 386
2012	rr_AnnualReturn2012	5.77%
2013	rr_AnnualReturn2013	(2.60%)
2014	rr_AnnualReturn2014	7.56%
2015	rr_AnnualReturn2015	2.68%
2016	rr_AnnualReturn2016	(0.14%)
2017	rr_AnnualReturn2017	4.07%
2018	rr_AnnualReturn2018	1.21%
2019	rr_AnnualReturn2019	6.49%
2020	rr_AnnualReturn2020	4.99%
2021	rr_AnnualReturn2021	0.89%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.89%
5 Years	rr_AverageAnnualReturnYear05	3.51%
10 Years	rr_AverageAnnualReturnYear10	3.05%
Pacific Capital Tax-Free Securities Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.89%
5 Years	rr_AverageAnnualReturnYear05	3.51%
10 Years	rr_AverageAnnualReturnYear10	3.04%
Pacific Capital Tax-Free Securities Fund | Return After Taxes on Distributions and Sale of Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.47%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.28%
10 Years	rr_AverageAnnualReturnYear10	2.99%
Pacific Capital Tax-Free Securities Fund | Bloomberg Barclays Capital Hawaii Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays Capital Hawaii Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	[3]
1 Year	rr_AverageAnnualReturnYear01	0.84%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.78%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.35%	[3]

[1]	The Asset Management Group of Bank of Hawaii (the “Adviser”) has agreed to waive its advisory fee (the “Waiver”). The Waiver will remain in effect until August 31, 2023. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of FundVantage Trust (the “Trust”).
[2]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares after the relevant period.
[3]	The Bloomberg Barclays Capital Hawaii Municipal Bond Index is a rules-based, market-value weighted index engineered for the long-term tax-exempt Hawaii bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.